Shareholder Report, Line Graph (Details) WE0000000002525A_Dimensional US Sustainability Core 1 ETF_Single_TSR Annual {Single} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Nov. 01, 2022	Oct. 31, 2025
Dimensional US Sustainability Core 1 ETF
Account Value [Line Items]
Line Graph and Table Measure Name				Dimensional US Sustainability Core 1 ETF – NAV
Accumulated Value	$ 15,066	$ 10,859	$ 10,000	$ 17,790
Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Accumulated Value	$ 14,987	$ 10,872	$ 10,000	$ 18,106